Customer Relationships (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Customer Relationships

Customer relationships consisted of the following as of:

	December 31, 2015	December 31, 2014
	Successor	Predecessor

Customer relationships	$250,000	$-
Less: accumulated amortization	(62,500)	-
	$187,500	$-